Net Income Per Share - Calculation of Net Income (loss) Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted | ¥		¥ 1,039,573	¥ 1,957,581	¥ 1,484,283
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		369,312,997	377,639,399	390,176,367
Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted		373,591,974	401,833,328	423,810,279
Net income per ordinary share attributable to Hello Group Inc. – basic | (per share)	$ 0.39	¥ 2.81	¥ 5.18	¥ 3.8
Net income per ordinary share attributable to Hello Group Inc. – diluted | (per share)	$ 0.38	¥ 2.78	¥ 4.92	¥ 3.65